UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22020

Morgan Stanley FX Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley FX Alpha Strategy Portfolio

Portfolio of Investments July 31, 2009 (unaudited)

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (99.7%)
	Investment Company
39,696	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $29,923,744)		$29,923,744

	Total Investments (Cost $29,923,744) (b)	99.7%	29,923,744

	Other Assets in Excess of Liabilities	0.3	103,591

	Net Assets	100.0%	$30,027,335

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley FX Alpha Strategy Portfolio

Forward Foreign Currency Contracts Open at July 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	1,896		$1,565	08/07/2009	(20)
AUD	632,953		$522,550	08/07/2009	(6,560)
AUD	1,180,592		$981,178	08/07/2009	(5,725)
	$553	BRL	1,043	08/07/2009	5
	$80,404	BRL	151,240	08/07/2009	544
	$270,708	BRL	509,256	08/07/2009	1,862
CAD	1,674		$1,547	08/07/2009	(7)
CAD	1,059,958		$981,384	08/07/2009	(2,573)
	$565	CHF	617	08/07/2009	12
	$365,928	CHF	390,821	08/07/2009	(196)
CLP	917,989		$1,697	08/07/2009	(1)
CLP	581,336,914		$1,066,986	08/07/2009	(7,832)
	$1,371	COP	2,803,031	08/10/2009	3
	$887,963	COP	1,775,082,378	08/10/2009	(18,143)
	$7,322	CZK	130,793	08/07/2009	(30)
EUR	800		$1,123	08/07/2009	(17)
EUR	307,981		$439,004	08/07/2009	28
GBP	431		$711	08/07/2009	(9)
GBP	113,120		$186,254	08/07/2009	(2,701)
GBP	270,333		$446,283	08/07/2009	(5,280)
	$1,457	HUF	278,602	08/07/2009	32
	$940,986	HUF	176,416,067	08/07/2009	1,998
	$669	IDR	6,658,236	08/07/2009	1
	$190,523	IDR	1,895,322,652	08/07/2009	182
	$233,869	IDR	2,321,154,238	08/07/2009	(318)
ILS	1,978		$522	08/07/2009	(2)
ILS	1,252,589		$330,957	08/07/2009	(882)
	$842	JPY	80,498	08/07/2009	9
	$538,044	JPY	50,974,078	08/07/2009	673
KRW	7,024,042		$5,682	08/07/2009	(37)
	$411	MXN	5,431	08/07/2009	0
	$259,165	MXN	3,439,452	08/07/2009	985
NOK	229,337		$37,286	08/07/2009	(123)
	$811	NZL	1,243	08/07/2009	12
	$503,397	NZL	761,915	08/07/2009	885
	$523,240	NZL	799,160	08/07/2009	5,694
	$7,170	PHP	344,872	08/07/2009	(3)
	$4,545,210	PHP	218,398,095	08/07/2009	(6,831)
PLN	2,467		$831	08/07/2009	(16)
PLN	1,562,069		$532,926	08/07/2009	(3,787)
	$1,921	RUB	60,709	08/07/2009	5
	$1,248,524	RUB	38,445,170	08/07/2009	(28,620)
SEK	5,271		$708	08/07/2009	(22)
SEK	3,337,303		$451,276	08/07/2009	(11,222)
SGD	4,240		$2,937	08/07/2009	(9)
SGD	2,685,493		$1,864,363	08/07/2009	(1,561)
	$2,964	TRY	4,386	08/07/2009	13
	$78,599	TRY	116,211	08/07/2009	288
	$1,804,226	TRY	2,658,022	08/07/2009	98
TWD	165,354		$5,040	08/07/2009	(1)
TWD	104,714,265		$3,201,456	08/07/2009	8,997
	$812	ZAR	6,339	08/07/2009	4
	$515,275	ZAR	4,014,378	08/07/2009	1,313

Net Unrealized Depreciation					$(78,885)

Currency Abbreviations :

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar

Morgan Stanley FX Alpha Strategy Portfolio

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices	Significant	Significant
		in Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Short-Term Investment - Investment Company	$29,923,744	$29,923,744	—	—
Forward Contracts	23,643	—	$23,643	—
Total Assets	$29,947,387	$29,923,744	$23,643	—
Liabilities
Forward Contracts	$(102,528)	—	$(102,528)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and aked price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley FX Alpha Plus Strategy Portfolio

Portfolio of Investments July 31, 2009 (unaudited)

NUMBER OF
SHARES (000)			VALUE
	Short-Term Investment (a) (100.6%)
	Investment Company
90,542	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $90,541,683)		$90,541,683

	Total Investments (Cost $90,541,683) (b)	100.6%	90,541,683

	Liabilities in Excess of Other Assets	(0.6)	(562,140)

	Net Assets	100.0%	$89,979,543

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley FX Alpha Plus Strategy Portfolio

Forward Foreign Currency Contracts Open at July 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	396,685		$328,917	08/07/2009	$(2,688)
AUD	4,794,658		$3,958,345	08/07/2009	(49,695)
AUD	8,984,862		$7,467,229	08/07/2009	(43,565)
	$835,066	BRL	1,570,759	08/07/2009	5,654
	$1,911,012	BRL	3,594,996	08/07/2009	13,143
CAD	259,238		$239,662	08/07/2009	(988)
CAD	8,030,696		$7,435,382	08/07/2009	(19,499)
	$38,641	CHF	41,428	08/07/2009	127
	$2,823,138	CHF	3,015,190	08/07/2009	(1,511)
CLP	199,838,781		$366,005	08/07/2009	(3,471)
CLP	4,346,813,130		$7,978,146	08/07/2009	(58,560)
	$103,705	COP	207,618,226	08/10/2009	(1,969)
	$6,840,901	COP	13,675,303,476	08/10/2009	(139,778)
	$56,862	CZK	1,015,784	08/07/2009	(234)
EUR	2,403,427		$3,425,905	08/07/2009	219
GBP	863,343		$1,421,512	08/07/2009	(20,614)
GBP	2,134,285		$3,523,414	08/07/2009	(41,690)
	$15,915	HUF	3,015,499	08/07/2009	204
	$7,342,668	HUF	1,376,603,445	08/07/2009	15,589
	$61,275	IDR	610,297,799	08/07/2009	133
	$1,611,328	IDR	15,992,428,871	08/07/2009	(2,189)
	$1,646,005	IDR	16,374,454,496	08/07/2009	1,573
ILS	9,796,593		$2,588,439	08/07/2009	(6,899)
	$115,160	JPY	10,907,296	08/07/2009	113
	$4,092,949	JPY	387,764,044	08/07/2009	5,119
KRW	54,551,462		$44,128	08/07/2009	(285)
	$15,353	MXN	203,587	08/07/2009	45
	$2,011,594	MXN	26,696,468	08/07/2009	7,646
NOK	1,791,279		$291,233	08/07/2009	(959)
	$195,259	NZD	295,936	08/07/2009	609
	$3,865,145	NZD	5,850,076	08/07/2009	6,795
	$3,963,572	NZD	6,053,685	08/07/2009	43,130
	$35,548,209	PHP	1,708,097,479	08/07/2009	(53,430)
PLN	68,445		$23,256	08/07/2009	(261)
PLN	12,148,543		$4,144,676	08/07/2009	(29,450)
	$198,030	RUB	6,164,677	08/07/2009	(2,419)
	$9,564,539	RUB	294,516,054	08/07/2009	(219,243)
SEK	26,101,004		$3,529,423	08/07/2009	(87,768)
SGD	678,394		$471,143	08/07/2009	(216)
SGD	20,324,930		$14,110,273	08/07/2009	(11,813)
	$1,705,918	TRY	2,522,265	08/07/2009	6,251
	$13,015,632	TRY	19,174,890	08/07/2009	707
TWD	4,933,836		$150,882	08/07/2009	462
TWD	814,039,298		$24,887,828	08/07/2009	69,935
	$4,029,995	ZAR	31,396,686	08/07/2009	10,269
Net Unrealized Depreciation					$(611,471)

Currency Abbreviations :

AUD	Australian Dollar.
BRL	Brazilian Real.
GBP	British Pound.
CAD	Canadian Dollar.
CLP	Chilean Peso.

COP	Colombia.
CZK	Czech Republic Koruna.
EUR	Euro.
HUF	Hungary Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
MXN	Mexican Peso.
TWD	New Taiwan Dollar.
NZD	New Zealand Dollar.
NOK	Norwegian Krone.
PHP	Philippines Peso.
PLN	Poland Zloty.
RUB	Russian Ruble.
SGD	Singapore Dollar.
ZAR	South African Rand.
KRW	South Korean Won.
SEK	Swedish Krona.
CHF	Swiss Franc.
TRY	Turkish Lira.

Morgan Stanley FX Alpha Plus Strategy Portfolio

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices	Significant	Significant
		in Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Short-Term Investment - Investment Company	$90,541,683	$90,541,683	—	—
Forward Foreign Currency Contracts	187,723	—	$187,723	—
Total	$90,729,406	$90,541,683	$187,723	—
Liabilities
Forward Foreign Currency Contracts	$(799,194)	—	$(799,194)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and aked price; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009